Commitments and contingencies (Details) - USD ($) $ in Thousands				3 Months Ended				6 Months Ended		12 Months Ended
	Apr. 08, 2020	Apr. 07, 2020	Sep. 30, 2017	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Repayment of Indemnifications Received From Hoegh Lng				$ 0		$ 64		$ 0	$ 64	$ 64
Settlement of boil-off claim		$ 8,600
Annual Property Tax Payable					$ 600
Unrecognized tax benefits for uncertain tax positions				2,476	$ 2,283			$ 2,476		$ 2,283
Income tax examination, year under examination								5 years
Exposure to property tax and penalties								$ 3,000
Corporate Joint Venture [Member]
Loss Contingency, Liability associated with the Boil of Claim			$ 23,700	23,700				23,700
Settlement of boil-off claim		17,200
Remaining settlement due		$ 6,500
Hoegh LNG [Member]
Insurance Recoveries							$ 60
Reduction of loan	$ 8,600
Hoegh LNG [Member]
Insurance Recoveries							$ 60
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		50.00%
Hoegh LNG [Member] | Corporate Joint Venture [Member]
Loss Contingency Accrual			$ 11,900	$ 11,900				$ 11,900
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			50.00%					50.00%